Segments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segments (Details) [Line Items]
Equity method	$ 9,662
Gix [Member]
Segments (Details) [Line Items]
Equity method		$ 4,867
Equity loss	215	823
ScoutCam [Member]
Segments (Details) [Line Items]
Equity method		10,735
Equity loss	$ 1,073	$ 1,402